Items Held at Fair Value and Remeasurements - Additional Information2 (Details) - USD ($) $ in Thousands	Oct. 01, 2021	Aug. 06, 2021	May 17, 2021	Dec. 31, 2020	Feb. 05, 2020
Disclosure Of Conversion Of February2020 Notes [Line Items]
Secured borrowings				$ 617,789
Conversion of February 2020 Notes | Private Investors
Disclosure Of Conversion Of February2020 Notes [Line Items]
Secured borrowings					$ 250,000
Convertible senior notes conversion amount	$ 75,000	$ 85,900	$ 39,100
Total convertible senior notes	$ 125,000	125,000	$ 125,000
Equated percentage of overall convertible notes holding	60.00%		31.00%
Fair value of convertible senior notes converted.	$ 152,800	241,600	$ 90,600
Gain on revaluation of convertible notes converted	$ 6,700	$ 30,100	$ 41,700